BORROWINGS - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Increase (Decrease) in borrowings	$ 917